RELATED PARTY TRANSACTIONS (Commission, Advertising and Other Expenses) (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Commission, advertising, bad debt provision and other expenses	50,146,498	89,329,551	66,713,487
Hotels.com (refer to a3) [Member]
Related Party Transaction [Line Items]
Commission, advertising, bad debt provision and other expenses	98	159,839	314,866
TripAdvisor China (refer to b1) [Member]
Related Party Transaction [Line Items]
Commission, advertising, bad debt provision and other expenses		5,335,431	3,422,325
Kuxun (refer to b2) [Member]
Related Party Transaction [Line Items]
Commission, advertising, bad debt provision and other expenses		9,332,505	5,175,662
Tencent (refer to c1) [Member]
Related Party Transaction [Line Items]
Commission, advertising, bad debt provision and other expenses	527,217	40,744	84,196
Tencent (refer to c2) [Member]
Related Party Transaction [Line Items]
Commission, advertising, bad debt provision and other expenses	871,288	5,241,110	9,167,909
Jiuyou (refer to d) [Member]
Related Party Transaction [Line Items]
Commission, advertising, bad debt provision and other expenses	34,848,211	63,171,034	45,188,643
Jiuyou (refer to d) [Member]
Related Party Transaction [Line Items]
Commission, advertising, bad debt provision and other expenses	10,500,000
2012 Affiliate Company (refer to e) [Member]
Related Party Transaction [Line Items]
Commission, advertising, bad debt provision and other expenses	1,853,109	5,216,413	2,650,942
Others [Member]
Related Party Transaction [Line Items]
Commission, advertising, bad debt provision and other expenses	1,546,575	832,475	708,944